Trade and other receivables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

				$ million
		2024		2023
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	21,659	502	25,175	652
Amounts receivable from joint ventures and associates	655	—	843	26
Other receivables	3,524	808	3,936	722
	25,838	1,310	29,954	1,400
Non-financial assets
Sales taxes and production taxes	1,165	356	1,028	355
Other receivables	124	149	141	12
	1,289	505	1,169	367
	27,127	1,815	31,123	1,767
In both 2024 and 2023 the group entered into non-recourse arrangements to discount certain receivables in support of supply and trading activities and the management of credit risk.
Trade and other receivables are predominantly non-interest bearing.
See Note 29 for further information.